Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE U.S. TREASURY FUNDS, INC.
Entity Central Index Key	0000853437
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000225819
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Intermediate Index Fund
Class Name	Z Class
Trading Symbol	(TRZTX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Intermediate Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. Treasury market generated negative returns over the 12-month period ended May 31, 2024, dragged down by rising interest rates that stemmed from Fed rate hikes in 2023 and the market’s reduced rate cut expectations in 2024.

  Our interest rate management detracted from relative performance versus the fund’s style-specific benchmark, the Bloomberg U.S. 4-10 Year Treasury Bond Index. Tactical duration positioning, such as a short duration posture in late 2023, hurt relative performance. Positioning along the yield curve, notably with the fund's exposure to longer-term maturities, weighed on relative performance. The fund’s security selection also detracted from returns relative to the fund’s style-specific benchmark. We maintained a structural bias for “on-the-run” Treasuries, which are the most recently issued U.S. government debt securities and, for that reason, tend to be more liquid than older, “off-the-run” counterparts from the same tenor. Over the period, the highly liquid securities underperformed.

  Over the period, we initiated a 10-year break-even U.S. Treasury inflation protected securities position, which marginally contributed to relative performance versus the style-specific index.

  The U.S. Treasury Intermediate Index Fund seeks to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal with a weighted average maturity between three and 10 years. We eliminated a small, out-of-benchmark allocation to Ginnie Mae (GNMA) mortgage-backed securities and initiated a tactical, out-of-benchmark position in TIPS. Our allocation to U.S. Treasury bonds and notes ended the period slightly lower than where it started.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/2021
U.S. Treasury Intermediate Index Fund (Z Class)	- 0.55%	- 3.79%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 2.93
Bloomberg U.S. 4-10 Year Treasury Bond Index (Strategy Benchmark)	- 0.23	- 3.31

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 775,476,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 432,000
InvestmentCompanyPortfolioTurnover	141.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$775,476
Number of Portfolio Holdings	58

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

U.S. Treasury Securities	97.3%
Reserves	2.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	95.0%
U.S. Treasury Inflation-Indexed Notes	2.3
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
C000190630
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Intermediate Index Fund
Class Name	I Class
Trading Symbol	(PRKIX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Intermediate Index Fund - I Class	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. Treasury market generated negative returns over the 12-month period ended May 31, 2024, dragged down by rising interest rates that stemmed from Fed rate hikes in 2023 and the market’s reduced rate cut expectations in 2024.

  Our interest rate management detracted from relative performance versus the fund’s style-specific benchmark, the Bloomberg U.S. 4-10 Year Treasury Bond Index. Tactical duration positioning, such as a short duration posture in late 2023, hurt relative performance. Positioning along the yield curve, notably with the fund's exposure to longer-term maturities, weighed on relative performance. The fund’s security selection also detracted from returns relative to the fund’s style-specific benchmark. We maintained a structural bias for “on-the-run” Treasuries, which are the most recently issued U.S. government debt securities and, for that reason, tend to be more liquid than older, “off-the-run” counterparts from the same tenor. Over the period, the highly liquid securities underperformed.

  Over the period, we initiated a 10-year break-even U.S. Treasury inflation protected securities position, which marginally contributed to relative performance versus the style-specific index.

  The U.S. Treasury Intermediate Index Fund seeks to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal with a weighted average maturity between three and 10 years. We eliminated a small, out-of-benchmark allocation to Ginnie Mae (GNMA) mortgage-backed securities and initiated a tactical, out-of-benchmark position in TIPS. Our allocation to U.S. Treasury bonds and notes ended the period slightly lower than where it started.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/3/2017
U.S. Treasury Intermediate Index Fund (I Class)	- 0.47%	- 0.87%	0.16%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	0.82
Bloomberg U.S. 4-10 Year Treasury Bond Index (Strategy Benchmark)	- 0.23	- 0.45	0.50

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 775,476,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 432,000
InvestmentCompanyPortfolioTurnover	141.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$775,476
Number of Portfolio Holdings	58

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

U.S. Treasury Securities	97.3%
Reserves	2.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	95.0%
U.S. Treasury Inflation-Indexed Notes	2.3
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]
C000005564
Shareholder Report [Line Items]
Fund Name	U.S. Treasury Intermediate Index Fund
Class Name	Investor Class
Trading Symbol	(PRTIX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Intermediate Index Fund - Investor Class	$27	0.27%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. Treasury market generated negative returns over the 12-month period ended May 31, 2024, dragged down by rising interest rates that stemmed from Fed rate hikes in 2023 and the market’s reduced rate cut expectations in 2024.

  Our interest rate management detracted from relative performance versus the fund’s style-specific benchmark, the Bloomberg U.S. 4-10 Year Treasury Bond Index. Tactical duration positioning, such as a short duration posture in late 2023, hurt relative performance. Positioning along the yield curve, notably with the fund's exposure to longer-term maturities, weighed on relative performance. The fund’s security selection also detracted from returns relative to the fund’s style-specific benchmark. We maintained a structural bias for “on-the-run” Treasuries, which are the most recently issued U.S. government debt securities and, for that reason, tend to be more liquid than older, “off-the-run” counterparts from the same tenor. Over the period, the highly liquid securities underperformed.

  Over the period, we initiated a 10-year break-even U.S. Treasury inflation protected securities position, which marginally contributed to relative performance versus the style-specific index.

  The U.S. Treasury Intermediate Index Fund seeks to provide a high level of income consistent with maximum credit protection and moderate fluctuation in principal with a weighted average maturity between three and 10 years. We eliminated a small, out-of-benchmark allocation to Ginnie Mae (GNMA) mortgage-backed securities and initiated a tactical, out-of-benchmark position in TIPS. Our allocation to U.S. Treasury bonds and notes ended the period slightly lower than where it started.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Treasury Intermediate Index Fund (Investor Class)	- 0.82%	- 1.06%	0.43%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
Bloomberg U.S. 4-10 Year Treasury Bond Index (Strategy Benchmark)	- 0.23	- 0.45	0.98

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 775,476,000
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 432,000
InvestmentCompanyPortfolioTurnover	141.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$775,476
Number of Portfolio Holdings	58

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

U.S. Treasury Securities	97.3%
Reserves	2.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	95.0%
U.S. Treasury Inflation-Indexed Notes	2.3
Government National Mortgage Assn.	0.0

Material Fund Change [Text Block]